Information On Oil And Natural Gas Producing Activities (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cheyenne Petroleum [Member]
Results Of Operations For Oil And Gas Producing Activities, Purchasers By Significance [Line Items]
Percentage of revenue	23.00%	23.00%	6.00%
Southwestern Energy Company [Member]
Results Of Operations For Oil And Gas Producing Activities, Purchasers By Significance [Line Items]
Percentage of revenue	12.00%	14.00%	17.00%
Chesapeake Operating Inc [Member]
Results Of Operations For Oil And Gas Producing Activities, Purchasers By Significance [Line Items]
Percentage of revenue	4.00%	7.00%	11.00%